Finance Leases as Lessee - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturity of Lease Liabilities [Abstract]
Six months ended December 31, 2026	$ 29,998
Fiscal year 2027	15,938
Less: imputed interest	(594)
Present value of finance lease liabilities	$ 45,342	$ 72,694